Commitments and Contingencies - Fiscal Year Maturity (Details) - Gas purchase obligations - FortisBC Energy $ in Millions	Jun. 30, 2022 CAD ($)
Purchase obligations:
Total	$ 2,725
Year 1	6
Year 2	34
Year 3	74
Year 4	126
Year 5	151
Thereafter	$ 2,334